UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      February 13, 2009
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $104,978

List of Other Included Managers:

No.  13F FILE NUMBER               NAME

       FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/  INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL  DSCRETN MANAGERS SOLE    SHARED   NONE
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Abbott Laboratories                       COM            002824100    375     7,035 SH        DEFINED            7,035
AT&T Inc                                  COM            00206R102    209     7,347 SH        DEFINED            7,347
Bank of America Corp                      COM            060505104    699    49,678 SH        DEFINED           49,678
Coca Cola Co                              COM            191216100    270     5,955 SH        DEFINED            5,955
Commerce Bancshares Inc                   COM            200525103    325     7,398 SH        DEFINED            7,398
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407  3,613   167,498 SH        DEFINED          166,771           727
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308  8,215   344,163 SH        DEFINED          342,391          1772
Emerson Electric Co                       COM            291011104    228     6,232 SH        DEFINED            6,232
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506  9,800   205,151 SH        DEFINED          204,333           818
Exxon Mobil Corp                          COM            30231G102  1,526    19,112 SH        DEFINED           19,112
FCStone Group Inc                         COM            31308T100     53    11,915 SH        DEFINED           11,915
Financial Select Sector SPDR              SBI INT-FINL   81369Y605 11,697   934,295 SH        DEFINED          922,380         11915
General Electric Co                       COM            369604103    236    14,590 SH        DEFINED           14,590
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209  9,335   351,593 SH        DEFINED          349,899          1694
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704  9,758   416,641 SH        DEFINED          414,903          1738
International Business Machines Corp      COM            459200101    242     2,880 SH        DEFINED            2,880
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465 13,697   305,334 SH        DEFINED          304,017          1317
Johnson & Johnson                         COM            478160104    400     6,684 SH        DEFINED            6,684
JPMorgan Chase & Co                       COM            46625H100    493    15,627 SH        DEFINED           15,627
Kroger (The) Co                           COM            501044101  9,717   367,922 SH        DEFINED          367,922
Materials Select Sector SPDR              SBI MATERIALS  81369Y100  2,429   106,830 SH        DEFINED          106,410           420
McDonalds Corp                            COM            580135101    444     7,135 SH        DEFINED            7,135
Procter & Gamble Co                       COM            742718109    408     6,602 SH        DEFINED            6,602
Technology Select Sector SPDR             SBI INT-TECH   81369Y803 14,506   941,368 SH        DEFINED          937,284          4084
US Bancorp Del Com New                    COM NEW        902973304    231     9,219 SH        DEFINED            9,219
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886  2,871    98,894 SH        DEFINED           98,455           439
Vangard REIT ETF                          REIT ETF       922908553    291     7,980 SH        DEFINED            7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858  1,688    71,634 SH        DEFINED           71,365           269
Wal-Mart Stores Inc                       COM            931142103    891    15,892 SH        DEFINED           15,892
Wells Fargo & Co New                      COM            949746101    331    11,212 SH        DEFINED           11,212